Income Taxes (Details 1) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Profit (loss) before income taxes	₪ 60,464	₪ (101,882)	₪ (120,243)
Israeli company's statutory tax rate	23.00%	24.00%	25.00%
The theoretical tax	₪ 13,907	₪ (24,452)	₪ (30,061)
Differences in tax burden in respect of:
Exempt income, net of unrecognized expenses	1,303	214	611
Prior-year losses for which deferred taxes had not previously been recorded, including utilization			115
Losses and other timing differences for which deferred taxes had not been recorded	(15,392)	17,640	15,232
The effect of different measurement principles applied for the financial statements and those applied for income tax purposes (including exchange differences)	202	5,959	329
Differences in tax rates on income of foreign subsidiaries	(20)	(3,466)	(421)
The Group's share in results of associated companies		4,850	14,407
Taxes for prior years	(5,245)	7,027
Other differences, net		(772)	18
Income tax expense	₪ (5,245)	₪ 7,000